Going Concern	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Going Concern [Abstract]
Going Concern

3.  Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has net losses for the period from November 3, 2010 (inception) to November 30, 2012 of $87,011.  Implementation of the Company’s business plan will require additional debt or equity financing and there can be no assurance that additional financing can be obtained on acceptable terms.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

Management’s goal is to profitably sell a comprehensive supply of household appliances and electronic devices on its Internet website primarily to distributors and retailers of these products. The Company has begun to establish its office and acquire the equipment needed to begin operations. The Company does not intend to hire employees until it is fully operational. Its officers and directors will provide all necessary administrative services until such time.

The Company plans to complete construction of and continue enhancing its website. Management will focus its marketing and advertising efforts on promoting its website to prospective product distributors and retailers through traditional sources such as advertising in magazines, newspaper advertising, billboards, telephone directories and preparing and sending out flyers and mailers both through the regular mail and via email.

Once the website is fully functional, management intends to hire a team of 5-10 telemarketing agents who will act as sales representatives on behalf of the Company. This telemarketing team will target potential distributors or store owners in an attempt to introduce them to the website. Management will also hire additional employees on an as needed basis.

Management anticipates that the Company will generate revenues as soon as it is able to offer products for sale on its website.

There can be no assurance that the Company will be successful in implementing its plans or achieving profitable operations.

3.  Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has net losses for the period from November 3, 2010 (inception) to May 31, 2012 of $54,998.  Implementation of the Company’s business plan will require additional debt or equity financing and there can be no assurance that additional financing can be obtained on acceptable terms.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management’s Plans

Management’s goal is to profitably sell a comprehensive supply of household appliances and electronic devices on its Internet website primarily to distributors and retailers of these products. The Company has begun to establish its office and acquire the equipment needed to begin operations. The Company does not intend to hire employees until it is fully operational. Its officers and directors will provide all necessary administrative services until such time.

The Company plans to complete construction of and continue enhancing its website. Management will focus its marketing and advertising efforts on promoting its website to prospective product distributors and retailers through traditional sources such as advertising in magazines, newspaper advertising, billboards, telephone directories and preparing and sending out flyers and mailers both through the regular mail and via email.

Once the website is fully functional, management intends to hire a team of 5-10 telemarketing agents who will act as sales representatives on behalf of the Company. This telemarketing team will target potential distributors or store owners in an attempt to introduce them to the website. Management will also hire additional employees on an as needed basis.

Management anticipates that the Company will generate revenues as soon as it is able to offer products for sale on its website.

There can be no assurance that the Company will be successful in implementing its plans or achieving profitable operations.